Schedule of revenue (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
IfrsStatementLineItems [Line Items]
Revenue	$ 1,414	$ 4,262
United States Market [member]
IfrsStatementLineItems [Line Items]
Revenue	350	619
Pacific [member]
IfrsStatementLineItems [Line Items]
Revenue	26	2,453
Europe Market [member]
IfrsStatementLineItems [Line Items]
Revenue	1,038	1,190
Upon delivery [member]
IfrsStatementLineItems [Line Items]
Revenue	407	725
Services overtime [member]
IfrsStatementLineItems [Line Items]
Revenue	1,007	3,537
Acquisition services [member]
IfrsStatementLineItems [Line Items]
Revenue		2,413
Value added data [member]
IfrsStatementLineItems [Line Items]
Revenue	268	514
Software and solutions [member]
IfrsStatementLineItems [Line Items]
Revenue	$ 1,146	$ 1,335